Accounts Receivable and Other	12 Months Ended
Mar. 31, 2019
Receivables [Abstract]
Accounts Receivable and Other

NOTE 4: — ACCOUNTS RECEIVABLE AND OTHER

a.	Trade, net:

The following table summarizes the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2019	2018
Trade accounts receivable, gross	$461,365	$456,308

Reserves for sales deductions:
Chargebacks	(109,763)	(116,632)
Other sales deductions	(78,508)	(81,677)
Customer rebates	(34,757)	(51,296)
Allowance for doubtful accounts	(392)	(248)
Trade accounts receivable, net	$237,945	$206,455

b.	Other receivables and prepaid expenses:

	March 31,
	2019	2018
Government authorities	$28,857	$102,008
Due from related parties	8,987	8,239
Prepaid expenses	7,075	6,252
Advances to suppliers	1,062	1,455
Interest receivable	825	3,314
Other	556	1,697
	$47,362	$122,965